Decommissioning Liabilities (Details Textual) - USD ($) $ in Millions		12 Months Ended
	Nov. 02, 2021	Dec. 31, 2021	Dec. 31, 2020
Bottom of range [Member]
Decommissioning Liabilities [Line Items]
Discount rate used in current estimate of value in use		7.40%	5.00%
Top of range [Member]
Decommissioning Liabilities [Line Items]
Discount rate used in current estimate of value in use		7.50%	5.30%
Historical Mexican Inflation Rate [Member]
Decommissioning Liabilities [Line Items]
Historical inflation rate		4.20%	3.90%
Jerritt Canyon Gold LLC [Member]
Decommissioning Liabilities [Line Items]
Historical inflation rate		2.15%
Reclamation and closure cost obligation		$ 100.4
Amount of obligation secured through cash		39.7
Surety bond held with NDEP		41.3
Surety bond held with USFS		$ 11.2
Estimated costs of decommissioning liabilities provision	$ 17.6
Jerritt Canyon Gold LLC [Member] | Bottom of range [Member]
Decommissioning Liabilities [Line Items]
Discount rate used in current estimate of value in use		1.50%
Jerritt Canyon Gold LLC [Member] | Top of range [Member]
Decommissioning Liabilities [Line Items]
Discount rate used in current estimate of value in use		1.60%